Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LPC
RELATED PARTY TRANSACTIONS
Related party sales	$ 124	$ 84	$ 81
Purchases of finished goods	$ 226	$ 189	$ 168
SK Capital | Venator Materials
RELATED PARTY TRANSACTIONS
Ownership interest (percent)			40.00%